Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Liabilities, Noncurrent [Abstract]
Government grants		¥ 217,682	¥ 46,798
Warranty		79,757	26,217	¥ 62
Total	$ 45,585	¥ 297,439	¥ 73,015